Capital Stock, Financing and Liquidity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		9 Months Ended		12 Months Ended
	May 12, 2016	Jan. 02, 2016	Dec. 15, 2015	May 19, 2016	Feb. 18, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1,000,000		2,000,000	2,000,000
Common Stock, Shares, Issued						17,108,968		14,101,395	7,856,607
Acquiring Percentage of Common Stock to Exercise of Rights Under Shareholder Rights Plan								20.00%
Stock Issued During Period, Shares, New Issues	150,000
Proceeds from Issuance of Common Stock						$ 349	$ 3,314	$ 4,198	$ 420
Preferred Stock, Par or Stated Value Per Share						$ 0.01		$ 0.01	$ 0.01
Payments of Stock Issuance Costs					$ 1,100
Proceeds from Issuance or Sale of Equity	$ 349				9,700
Proceeds From Issuance Of Stock To Underwriters					$ 8,600
Proceeds from Issuance of Convertible Preferred Stock						$ 0	$ 5,357	$ 5,357	$ 0
Stock Issued During Period, Value, New Issues	$ 371							4,122
February 2015 Offering [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock								3,200
Payments of Stock Issuance Costs								$ 400
Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				2,836,880
Shares Issued, Price Per Share				$ 1.7625
Proceeds from Issuance or Sale of Equity				$ 4,600
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,418,440
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.7625
Stock Issued During Period, Value, New Issues				$ 5,000
Class Of Warrant Or Right Expiration Date						May 19, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Nov. 19, 2016
Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				141,844
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.7625
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent								85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								150,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								38,872	17,042
Aspire Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Purchase Agreement, Value Committed			$ 15,000
Stock Issued During Period, Shares, Issued for Services			150,000
Stock Purchase Agreement, Shares Registered			2,688,933
Common Stock, Capital Shares Reserved for Future Issuance			2,038,933
Stock Issued During Period, Shares, New Issues						500,000		500,000
Shares Issued, Price Per Share						$ 2.00		$ 2.00
Proceeds from Issuance of Common Stock						$ 900		$ 900
Stock Purchase Agreement Description						any trading day on which the closing sale price of the Companys common stock exceeds $0.50, the Company had the right, in its sole discretion, to direct Aspire Capital to purchase up to 150,000 shares of the Companys common stock per trading day, at a per share price calculated by reference to the prevailing market price of the Companys common stock. In addition, the Company had the right, from time to time in its sole discretion, to sell Aspire Capital an amount of stock equal to up to 30% of the aggregate shares of the Companys common stock traded on the Nasdaq Capital Market on the next trading day, subject to a maximum number of shares which the Company may determine and a minimum trading price.		any trading day on which the closing sale price of our common stock exceeds $0.50, the Company has the right, in our sole discretion, to direct Aspire Capital to purchase up to 150,000 shares of the Companys common stock per trading day, at a per share price (the Purchase Price) calculated by reference to the prevailing market price of our common stock. In addition, the Company has the right, from time to time in our sole discretion, to sell Aspire Capital an amount of stock equal to up to 30% of the aggregate shares of the Companys common stock traded on the Nasdaq Capital Market on the next trading day, subject to a maximum number of shares which HART may determine and a minimum trading price.
Aspire Purchase Agreement [Member] | Harvard Bioscience Inc [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			2,038,933
Subsequent Event [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		8,308
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued					2,070,000
Convertible Preferred Stock, Shares Issued upon Conversion								3,479,285
Stock Issued During Period, Shares, New Issues								2,720,000
Shares Issued, Price Per Share					$ 1.75
Shares, Issued					2,070,000
Stock Issued During Period, Value, New Issues								$ 27
Conversion of Stock, Shares Issued							1,026,395	3,480,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1,000,000		1,000,000
Convertible Preferred Stock, Shares Reserved for Future Issuance					695,857
Shares Issued, Price Per Share					$ 8.75
Preferred Stock, Par or Stated Value Per Share					$ 0.01	$ 0.01		$ 0.01
Payments of Stock Issuance Costs					$ 700
Conversion of Stock, Shares Converted							205,279	695,857
Proceeds from Issuance of Convertible Preferred Stock					$ 5,400